Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and due from financial institutions	$ 253,459	$ 125,749
Restricted cash	10,780	11,300
Cash and cash equivalents	264,239	137,049
Investments in time deposits	1,730	2,473
Securities available for sale	559,874	363,464
Equity securities	1,072	886
Loans held for sale	1,972	7,001
Loans, net of allowance of $26,641 and $25,028	1,971,238	2,032,474
Other securities	17,011	20,537
Premises and equipment, net	22,445	22,580
Accrued interest receivable	7,385	9,421
Goodwill	76,851	76,851
Other intangible assets	7,581	8,075
Bank owned life insurance	46,641	45,976
Swap assets	11,072	21,700
Other assets	22,872	20,375
Total assets	3,011,983	2,768,862
Deposits
Noninterest-bearing	788,906	720,809
Interest-bearing	1,627,795	1,468,589
Total deposits	2,416,701	2,189,398
Long-term Federal Home Loan Bank advances	75,000	125,000
Securities sold under agreements to repurchase	25,495	28,914
Subordinated debentures	102,813	29,427
Swap liabilities	11,072	21,764
Accrued expenses and other liabilities	25,690	24,251
Total liabilities	2,656,771	2,418,754
SHAREHOLDERS' EQUITY
Common stock, no par value, 40,000,000 shares authorized, 17,709,584 shares issued at December 31, 2021 and 17,664,951 shares issued at December 31, 2020	277,741	277,039
Accumulated earnings	125,558	93,048
Treasury stock, 2,755,384 common shares at December 31, 2021 and 1,766,919 common shares at December 31, 2020, at cost	(56,907)	(34,598)
Accumulated other comprehensive income	8,820	14,619
Total shareholders' equity	355,212	350,108
Total liabilities and shareholders' equity	$ 3,011,983	$ 2,768,862